HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
(252) 972-9922

November 27, 2009

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Hillman Capital Management Investment Trust (“Trust”) (File Nos. 333-44568 and 811-10085) Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on behalf of The Hillman Focused Advantage Fund and The Hillman Advantage Equity Fund (collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 12 to the Registration Statement of the Trust.

The amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of updating disclosure to comply with the new summary prospectus requirements, as well as updating the Funds’ financial information and making certain minor and conforming changes.  The amendment contains the Funds’ Prospectuses, the Funds’ Statement of Additional Information, Part C, the Signature Page, and Exhibits.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 249.

Sincerely,
Hillman Capital Management Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary

cc:           Jeffrey T. Skinner
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101